Management Compensation Plans (Schedule of Performance-based RSUs Monte Carlo Simulation Valuation Assumptions) (Details) (Performance Restricted Stock Units (PRSUs) [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Performance Restricted Stock Units (PRSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.38%	0.38%	0.79%
Dividend yield	0.00 - 4.37%	0.00 - 4.37%	0.00 - 4.18%
Volatility	25 - 90%	25 - 90%	25 - 70%